Annual Total Returns[BarChart] - Multi-Asset Income - Class A	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	13.26%	(2.74%)	9.42%	(0.20%)	12.36%	10.71%	(5.19%)	16.03%	(4.66%)